13F HR

<LIVE>
 <RETURN-COPY>       EMAIL
" <PERIOD>            September 30, 2006"
 <FILER>
1010450
                     $2kuhwz

 </FILER>
 <SROS>              NONE
 <DOCUMENT-COUNT>    1
 <SUBMISSION-CONTACT>     Rosalind Walker
 <PHONE>             (312) 828-1600 ext. 225
 </SUBMISSION-CONTACT>
 <NOTIFY-INTERNET>   rwalker@kenwoodfund.com

 13F-HR

 Form 13F Holdings Report Initial Filing

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                             Washington, D.C.  20549"

 Form 13F

 Form 13F  COVER PAGE

" Report for the Calendar Year or Quarter Ended:  September 30, 2006"

 Check here if Amendment  [   ] ;       Amendment Number:
 This Amendment (Check only one.):  [   ]  is a restatement.
                              [   ]  adds new holdings entries.
 Institutional Investment Manager Filing this Report:

" Name:     The Kenwood Group, Inc."
 Address:  One East Wacker
           Suite 1630

"           Chicago, IL  60601"

 13F File Number:   28-5410

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized
" to submit it, that all information contained herein is true, correct and"
" complete, and that it is understood that all required items, statements,"
" schedules, lists, and tables, are considered integral parts of this form."

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     Rosalind Walker
 Title:    Director of Client Services
 Phone:    (312) 828-1600 ext. 225

" Signature, Place, and Date of Signing:"

"      Rosalind Walker      Chicago, IL         November 3, 2006"

" Report Type (Check only one.)"""

 [X]        13F HOLDINGS REPORT.

 []        13F NOTICE.

 []        13F COMBINATION REPORT.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      0

 Form 13F Information Table Entry Total: 64

 Form 13F Information Table Value Total: 133059


 List of Other Included Managers:

 List of Other Managers Reporting for this Manager:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all "institutional managers with respect to which this report is filled, other than"
 the manager filing this report.

 NONE

        FORM 13F INFORMATION TABLE

                                TITLE               VALUE     SHARES/ SHARE/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS  CUSIP    (x$1000)   PRN AMT PRN    CALL  DISCRETN  MGRS    SOLE    SHARED  NONE
------------------------------- -------- -------- --------- --------- -----  ----- --------- ------  ----    ------  ----

Alliant Techsystems, Inc.	 COM     18804104   494466     6100	SH          SOLE             6100       0      0
AmerUS Group Co.                 COM     03072M108 3141382    46190	SH          SOLE            46190       0      0
American Equity Investment Life  COM     25676206  3065414   249830	SH          SOLE           249830       0      0
American Power Conversion        COM     29066107  2746054   125048	SH          SOLE           125048       0      0
Apple Computer, Inc.           	 COM     37833100  1245536    16180	SH          SOLE            16180       0      0
BJ's Wholesale Club, Inc.        COM     05548J106 2486866    85225	SH          SOLE            85225       0      0
Barr Pharmaceuticals, Inc.       COM     68306109  2467358    47504	SH          SOLE            47504       0      0
Bowater, Inc.                    COM     102183100 2007426    97590	SH          SOLE            97590       0      0
CHICO'S FAS INC.                 COM     168615102 2456358   114090	SH          SOLE           114090       0      0
CIT Group, Inc.                  COM     125581108 3068067    63090	SH          SOLE            63090       0      0
CSX Corp.                        COM     126408103 1941895    59150	SH          SOLE            59150       0      0
CapitalSource, Inc.              COM     14055X102 2812134   108913	SH          SOLE           108913       0      0
City National Corp.              COM     178566105 1994029    29735	SH          SOLE            29735       0      0
CommScope, Inc.                  COM     203372107  216876     6600	SH          SOLE             6600       0      0
Computer Science Corp.           COM     205363104 2511997    51140	SH          SOLE            51140       0      0
DTE Energy Company               COM     233331107 1693816    40805	SH          SOLE            40805       0      0
Dollar Tree Stores, Inc.         COM     256747106 1848312    59700	SH          SOLE            59700       0      0
E*TRADE Financial Corp.          COM     269246104 1954384    81705	SH          SOLE            81705       0      0
Eastman Chemical Company         COM     277432100 2918863    54033	SH          SOLE            54033       0      0
Eaton Vance Corp.              	 COM     278265103 2856996    98995	SH          SOLE            98995       0      0
FedEx Corporation                COM     31428X106   76076      700	SH          SOLE              700       0      0
First Horizon National Corp.     COM     320517105 3039280    79960	SH          SOLE            79960       0      0
Fiserv, Inc.                     COM     337738108 1179134    25040	SH          SOLE            25040       0      0
GlobalSantaFe Co.                COM     G3930E101 1260998    25225	SH          SOLE            25225       0      0
Health Management Assn.          COM     421933102 3694493   176770	SH          SOLE           176770       0      0
Hilton Hotels Corp.              COM     432848109 2361680    84800	SH          SOLE            84800       0      0
Hospira, Inc.                    COM     441060100 1958276    51170	SH          SOLE            51170       0      0
Limited Brands                   COM     532716107 1759333    66415	SH          SOLE            66415       0      0
MEMC Electric Materials          COM     552715104 2136994    58340	SH          SOLE            58340       0      0
Marshall & Ilsley                COM     571834100 1595722    33120	SH          SOLE            33120       0      0
McClatchy Co.                    COM     579489105 2250499    53342	SH          SOLE            53342       0      0
McCormick & Co.                  COM     579780206 3217856    84725	SH          SOLE            84725       0      0
NCR Corporation                  COM     62886E108 2871380    72730	SH          SOLE            72730       0      0
National Semiconductor Corp.     COM     637640103  308243    13100	SH          SOLE            13100       0      0
Nationwide Financial Services    COM     638612101 1969455    40945	SH          SOLE            40945       0      0
Noble Energy                     COM     655044105 1820181    39925	SH          SOLE            39925       0      0
Old Republic International Corp. COM     680223104 2569289   115995	SH          SOLE           115995       0      0
Omnicare, Inc.                   COM     681904108 2843725    65995	SH          SOLE            65995       0      0
Pactiv Corp.                     COM     695257105 1314283    46245	SH          SOLE            46245       0      0
Peoples Energy                   COM     711030106 1452425    35730	SH          SOLE            35730       0      0
Pepco Holdings                   COM     713291102 2973635   123030	SH          SOLE           123030       0      0
Pepsi Bottling Group             COM     713409100 2183250    61500	SH          SOLE            61500       0      0
Pitney Bowes                     COM     724479100 2853435    64310	SH          SOLE            64310       0      0
Puget Energy                     COM     745310102 2276978   100175	SH          SOLE           100175       0      0
Roper Industries                 COM     776696106 2640107    59010	SH          SOLE            59010       0      0
Rowan Companies, Inc.            COM     779382100 1021649    32300	SH          SOLE            32300       0      0
Royal Carribean Cruises, Ltd.    COM     759930100 1892376    48760	SH          SOLE            48760       0      0
Sabre Holdings, Inc.             COM     785905100 3343226   142934	SH          SOLE           142934       0      0
Smithfield Foods, Inc.           COM     832248108 2765416   102347	SH          SOLE           102347       0      0
Southern Union Co.               COM     844030106 3065752   116083	SH          SOLE           116083       0      0
Sovereign Bancorp, Inc.          COM     845905108 3149236   146408	SH          SOLE           146408       0      0
St.Paul Travelers Companies,Inc. COM     792860108   56268     1200	SH          SOLE             1200       0      0
Staples, Inc.                    COM     855030102   26763     1100     SH          SOLE             1100       0      0
Symantec Corp.                   COM     871503108   29792     1400	SH          SOLE             1400       0      0
Syneron Medical Ltd.             COM     M87245102 1184337    51270     SH          SOLE            51270       0      0
Tellabs Inc.                     COM     879664100 2907556   265288	SH          SOLE           265288       0      0
The PMI Group, Inc.              COM     69344M101 2056003    46930	SH          SOLE            46930       0      0
Tiffany & Company                COM     886547108 1474744    44420	SH          SOLE            44420       0      0
Unumprovident Corporation        COM     91529Y106  969888    50020	SH          SOLE            50020       0      0
Valero Energy                    COM     91913Y100 1986742    38600	SH          SOLE            38600       0      0
Western Digital                  COM     958102105 2948309   162890	SH          SOLE           162890       0      0
XTO Energy                       COM     98385X106 2714478    64431	SH          SOLE            64431       0      0
Xcel Energy, Inc.                COM     98389B100 2516822   121880	SH          SOLE           121880       0      0
iStar Financial, Inc.            COM     45031U101 2414222    57895	SH          SOLE            57895       0      0